Reporting Segments	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Reporting Segments
Reporting Segments

(8)  Reporting Segments

The Partnership’s operations are located in the United States and are organized into two reporting segments: (1) gathering and compression and (2) water handling.

Gathering and Compression

The gathering and compression segment includes a network of gathering pipelines and compressor stations that transport oil and natural gas products from Antero’s wells in the Marcellus and Utica Shales.

Water Handling

The Partnership’s water handling segment includes two independent fresh water distribution systems that source and deliver fresh water from the Ohio River and several regional waterways for well completion operations in Antero’s operating areas. These systems consist of permanent buried pipelines, surface pipelines and fresh water storage facilitates, as well as pumping stations and impoundments to transport the fresh water throughout the pipelines.

These segments are monitored separately by management for performance and are consistent with internal financial reporting. These segments have been identified based on the differing products and services, regulatory environment and the expertise required for these operations. We evaluate the performance of the Partnership’s business segments based on operating income.

Summarized financial information concerning the Partnership’s segments for the periods indicated is shown in the following table (in thousands):

Three and Six Months Ended June 30, 2014 and 2015

	Gathering and	Water	Consolidated
	Compression	Handling	Total
Three months ended June 30, 2014
Revenues:
Revenue - affiliate	$16,923	$40,518	$57,441

Operating expenses:
Direct operating	2,196	11,486	13,682
General and administrative (before equity-based compensation)	3,290	1,245	4,535
Equity-based compensation	2,490	849	3,339
Depreciation	8,656	3,441	12,097
Total	$16,632	$17,021	$33,653
Operating income	$291	$23,497	$23,788
Segment assets	$1,395,121	$421,489	$1,816,610
Capital expenditures for segment assets	$161,221	$47,931	$209,152

Three months ended June 30, 2015
Revenues:
Revenue - affiliate	$56,593	$31,500	$88,093

Operating expenses:
Direct operating	11,292	6,629	17,921
General and administrative (before equity-based compensation)	4,529	1,033	5,562
Equity-based compensation	5,388	1,209	6,597
Depreciation	15,091	6,162	21,253
Total	$36,300	$15,033	$51,333
Operating income	$20,293	$16,467	$36,760
Segment assets	$1,392,898	$416,909	$1,809,807
Capital expenditures for segment assets	$74,061	$11,950	$86,011

Three and Six Months Ended June 30, 2014 and 2015

	Gathering and	Water	Consolidated
	Compression	Handling	Total
Six months ended June 30, 2014
Revenues:
Revenue - affiliate	$28,696	$65,277	$93,973

Operating expenses:
Direct operating	3,137	16,816	19,953
General and administrative (before equity-based compensation)	5,753	2,508	8,261
Equity-based compensation	3,803	1,478	5,281
Depreciation	14,764	6,359	21,123
Total	$27,457	$27,161	$54,618
Operating income	$1,239	$38,116	$39,355
Segment assets	$1,395,121	$421,489	$1,816,610
Capital expenditures for segment assets	$265,554	$105,792	$371,346

Six months ended June 30, 2015
Revenues:
Revenue - affiliate	$108,836	$64,941	$173,777
Revenue - Third-party	—	151	151
Total revenues	$108,836	$65,092	$173,928

Operating expenses:
Direct operating	22,981	14,241	37,222
General and administrative (before equity-based compensation)	9,407	2,295	11,702
Equity-based compensation	10,011	2,365	12,376
Depreciation	29,673	12,282	41,955
Total	$72,072	$31,183	$103,255
Operating income	$36,764	$33,909	$70,673
Segment assets	$1,392,898	$416,909	$1,809,807
Capital expenditures for segment assets	$200,075	$33,265	$233,340

(8)    Reporting Segments

The Partnership’s operations are located in the United States and are organized into two reporting segments: (1) gathering and compression and (2) water handling.

Gathering and Compression

The gathering and compression segment includes a network of gathering pipelines and compressor stations that transport oil and natural gas products from Antero’s wells in the Marcellus and Utica Shales.

Water Handling

The Partnership’s water handling segment includes two independent fresh water systems that source and deliver fresh water from the Ohio River and several regional waterways for well completion operations in Antero’s operating areas. These systems consist of permanent buried pipelines, surface pipelines and fresh water storage facilitates, as well as pumping stations and impoundments to transport the fresh water throughout the pipeline networks.

These segments are monitored separately by management for performance and are consistent with internal financial reporting. These segments have been identified based on the differing products and services, regulatory environment and the expertise required for these operations. We evaluate the performance of the Partnership’s business segments based on operating income (loss).

Summarized financial information concerning the Partnership’s segments is shown in the following table (in thousands):

	Gathering and	Water	Consolidated
	Compression	Handling	Total
Year Ended December 31, 2012
Revenues:
Revenue - affiliate	$647	$-	$647

Operating expenses:
Direct operating	652	46	698
General and administrative	2,894	83	2,977
Depreciation	1,679	-	1,679
Total	$5,225	$129	$5,354
Operating (loss)	$(4,578)	$(129)	$(4,707)
Segment assets	$173,510	$6,898	$180,408
Capital expenditures for segment assets	$115,267	$2,080	$117,347

Year Ended December 31, 2013
Revenues:
Revenue - affiliate	$22,363	$35,871	$58,234

Operating expenses:
Direct operating	2,079	5,792	7,871
General and administrative	23,124	10,941	34,065
Depreciation	11,346	2,773	14,119
Total	$36,549	$19,506	$56,055
Operating income (loss)	$(14,186)	$16,365	$2,179
Segment assets	$578,089	$230,248	$808,337
Capital expenditures for segment assets	$389,340	$200,256	$589,596

Year Ended December 31, 2014
Revenues:
Revenue - affiliate	$95,746	$162,283	$258,029
Revenue - Third-party	-	8,245	8,245
Total revenues	$95,746	$170,528	$266,274

Operating expenses:
Direct operating	15,470	33,351	48,821
General and administrative	22,035	8,331	30,366
Depreciation	36,789	16,240	53,029
Total	$74,294	$57,922	$132,216
Operating income	$21,452	$112,606	$134,058
Segment assets	$1,395,121	$421,489	$1,816,610
Capital expenditures for segment assets	$553,582	$200,116	$753,698